SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE-BASED PAYMENTS [Text Block]
9.	SHARE-BASED PAYMENTS

a)	Stock options

The Company has a stock option plan under which the Company is authorized to grant stock options of up to 10% of the number of common shares issued and outstanding of the Company at any given time.

The following table presents changes in stock options outstanding and exercisable:

	December 31, 2017		December 31, 2016
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price (CAD$)	Options	Exercise Price (CAD$)
Outstanding, beginning of year	15,710,000	0.16	15,765,000	0.38
Granted	2,900,000	0.10	3,025,000	0.065
Expired	(2,500,000)	(0.45)	(2,870,000)	(1.24)
Forfeiture	(60,000)	(0.10)	(210,000)	(0.32)
Outstanding, end of year	16,050,000	0.16	15,710,000	0.16
Exercisable, end of year	15,850,000	0.17	15,310,000	0.17

The following table summarizes stock options outstanding by expiry dates with exercise price at the date of recording in Canadian dollars:

		Number of Options Outstanding
Expiry Date	Exercise Price (CAD$)	December 31, 2017	December 31, 2016
March 27, 2017	0.50	–	100,000
June 28, 2017	0.45	–	2,400,000
September 19, 2018	0.16	3,760,000	3,760,000
June 25, 2019	0.10	2,815,000	2,815,000
December 31, 2019	0.05	1,000,000	1,000,000
March 26, 2020	0.05	200,000	200,000
July 16, 2020	0.13	2,380,000	2,410,000
April 14, 2021	0.065	2,995,000	3,025,000
June 23, 2022	0.095	2,900,000	–
		16,050,000	15,710,000

The Company used the following assumptions in the Black-Scholes option pricing model:

	December 31, 2017	December 31, 2016	December 31, 2015
Weighted average share price	CAD0.08	CAD0.06	CAD0.09
Risk–free interestrate	0.60%	0.60%	0.48%
Expected share price volatility	85%	141%	143%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

Share-based payment expenses were allocated as follows:

	Year ended December 31,
	2017	2016	2015
	$	$	$
Consultants	55	30	38
Directors and officers	88	85	146
Employees	26	21	24
	169	136	208

b)	Share purchase warrants

The following table summarizes warrants outstanding as of December 31, 2017 and 2016:

Expiry date	Exercise price	Number of Warrants
January 2, 2018	CAD0.16	5,721,000
September 13, 2018	$0.15	29,810,000
October 3, 2019	$0.16	19,000,000
		54,531,000

Subsequent to year end, 5,721,000 warrants expired unexercised.